Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.
Entity Central Index Key	0001120925
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005467
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Investor Class
Trading Symbol	PIEQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that major central banks would reduce short-term rates, benefited shares of banking names during the year. Positions in HSBC Holdings and Banco Santander were top performers. The industrials and business services sector was the next best performer, as aerospace and defense companies Rolls-Royce and Rheinmetall performed well.

  Conversely, while health care companies generated mostly flat returns during the period, this sector was the sole detractor from absolute returns. Pharmaceuticals companies performed worst, especially Novo Nordisk and Daiichi Sankyo.

  Various crosscurrents in international equity markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, we pursue long-term capital growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Equity Index Fund (Investor Class)	23.13%	12.18%	7.57%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,813,385,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 581,000
InvestmentCompanyPortfolioTurnover	8.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,813,385 Number of Portfolio Holdings702
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.5%
Industrials & Business Services	19.2
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.6
Consumer Staples	7.1
Materials	5.2
Communication Services	4.6
Utilities	3.6
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

ASML Holding	2.1%
SAP	1.3
AstraZeneca	1.3
Nestle	1.2
HSBC Holdings	1.2
Roche Holding	1.2
Novartis	1.2
Shell	1.1
Siemens	1.1
Toyota Motor	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000224348
Shareholder Report [Line Items]
Fund Name	International Equity Index Fund
Class Name	Z Class
Trading Symbol	TLIEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about U.S. trade policy uncertainty and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that major central banks would reduce short-term rates, benefited shares of banking names during the year. Positions in HSBC Holdings and Banco Santander were top performers. The industrials and business services sector was the next best performer, as aerospace and defense companies Rolls-Royce and Rheinmetall performed well.

  Conversely, while health care companies generated mostly flat returns during the period, this sector was the sole detractor from absolute returns. Pharmaceuticals companies performed worst, especially Novo Nordisk and Daiichi Sankyo.

  Various crosscurrents in international equity markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, we pursue long-term capital growth and provide investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 11/2/20
International Equity Index Fund (Z Class)	23.41%	12.19%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.02

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,813,385,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 581,000
InvestmentCompanyPortfolioTurnover	8.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,813,385 Number of Portfolio Holdings702
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.5%
Industrials & Business Services	19.2
Health Care	11.1
Consumer Discretionary	9.4
Information Technology	8.6
Consumer Staples	7.1
Materials	5.2
Communication Services	4.6
Utilities	3.6
Other	7.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

ASML Holding	2.1%
SAP	1.3
AstraZeneca	1.3
Nestle	1.2
HSBC Holdings	1.2
Roche Holding	1.2
Novartis	1.2
Shell	1.1
Siemens	1.1
Toyota Motor	1.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless